Income Taxes (Details) - Schedule of provision (benefit) for income taxes - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current (benefit) provision
Federal
State
Total Current
Deferred (benefit) provision
Federal			3,724	1,707
State			6,511	2,984
Total Deferred			10,235	4,691
Total Provision		$ 2,985	$ 10,235	$ 4,691